UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                      WASHINGTON, DC 20549

                                           FORM N-PX

                            ANNUAL REPORT OF PROXY VOTING RECORD OF
                            REGISTERED MANAGEMENT INVESTMENT COMPANY

                               Investment Company Act file number:  811- 21386
                                                                  --------------

                                DREYFUS PREMIER MANAGER FUNDS I


                       (Exact name of registrant as specified in charter)

                                  c/o The Dreyfus Corporation
                                        200 Park Avenue
                                    New York, New York 10166


                      (Address of principal executive offices) (Zip code)

                                      Mark N. Jacobs, Esq.
                                        200 Park Avenue
                                    New York, New York 10166


                            (Name and address of agent for service)

               Registrant's telephone number, including area code:(212) 922-6000

                                 Date of fiscal year end: 3/31

                      Date of reporting period: July 1, 2003-June 30, 2004

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ITEM 1.  PROXY VOTING RECORD

                               DREYFUS PREMIER MANAGER FUNDS I


                             BEAR STEARNS PRIME MONEY MARKET FUND

     The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.




====================== DREYFUS PREMIER ALPHA GROWTH FUND =======================



ANGLOGOLD ASHANTI LTD.

Ticker:       VAALY          Security ID:  035128206
Meeting Date: JUN 29, 2004   Meeting Type: Special
Record Date:  JUN 9, 2004

     # Proposal Mgt Rec Vote Cast Sponsor 1 ORDINARY RESOLUTION NUMBER 1 AUTHORITY TO For Did Not Management ISSUE SHARES FOR THE CONVERSION OF THE US Vote $1,000,000,000, 2.375% GUARANTEED CONVERTIBLE BONDS DUE 2009 2 ORDINARY RESOLUTION NUMBER 2 AUTHORITY TO For Did Not Management ISSUE SHARES Vote 3 ORDINARY RESOLUTION NUMBER 3 AUTHORITY TO For Did Not Management ISSUE SHARES FOR CASH Vote
     ***************************************************************************
     Dreyfus Premier Alpha Growth Fund was formed in connection with the acquisition of Bear Stearns Alpha Growth Fund. For voting information relating to the acquired fund, please see the following:


Name of Fund: The Bear Stearns Funds
CIK: 0000931145
File Number: 811-8798
Filed on: August 30, 2004
*******************************************************************************

===================== DREYFUS PREMIER INTRINSIC VALUE FUND =====================

     Dreyfus Premier Intrinsic Value Fund did not vote any proxies during the period May 1, 2004 (date of reorganization) through June 30, 2004.

     Dreyfus Premier Intrinsic Value Fund was formed in connection with the acquisition of Bear Stearns Intrinsic Value Fund and Bear Stearns Insiders Select Fund. For voting information relating to the acquired funds, please see the following:

Name of Fund: The Bear Stearns Funds
CIK: 0000931145
File Number: 811-8798
Filed on: August 30, 2004




======================== DREYFUS PREMIER S&P STARS FUND ========================

     Dreyfus Premier S&P STARS Fund did not vote any proxies during the period May 1, 2004 (date of reorganization) through June 30, 2004.

     Dreyfus Premier S&P STARS Fund was formed in connection with the acquisition of Bear Stearns S&P STARS Fund. For voting information relating to the acquired fund, please see the following:


Name of Fund: The Bear Stearns Funds
CIK: 0000931145
File Number: 811-8798
Filed on: August 30, 2004




=============== DREYFUS PREMIER S&P STARS OPPORTUNITIES FUND =================
     Dreyfus Premier S&P STARS Opportunities Fund did not vote any proxies during the period May 1, 2004 (date of reorganization) through June 30, 2004.

     Dreyfus Premier S&P STARS Opportunities Fund was formed in connection with the acquisition of Bear Stearns S&P STARS Opportunities Fund. For voting information relating to the acquired fund, please see the following:


Name of Fund: The Bear Stearns Funds
CIK: 0000931145
File Number: 811-8798
Filed on: August 30, 2004









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                                          SIGNATURES



     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.



        Dreyfus Premier Manager Funds I



By:     /S/ STEPHEN E. CANTER
        Stephen E. Canter
        President

Date:   August 26, 2004